Noncontrolling Interests (Detail) - USD ($) shares in Thousands, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 01, 2017	Jun. 30, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 07, 2018
Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
Sale of assets, consideration			$ 4,000
Cash proceeds from sale of assets			$ 2,000
7.50% Tangible Equity Units [Member]
Noncontrolling Interest [Line Items]
Number of tangible equity units issued (in units)		9,200
Western Gas Partners LP [Member]
Noncontrolling Interest [Line Items]
Units issued in private placement					1,300
Western Gas Partners LP [Member] | Limited Partner [Member]
Noncontrolling Interest [Line Items]
Public ownership interest in subsidiary				59.20%
Western Gas Partners LP [Member] | Limited Partner [Member] | Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary			55.50%
Western Gas Equity Partners LP [Member]
Noncontrolling Interest [Line Items]
Units issued to the public					12,500
Net proceeds raised from public offering					$ 476
Western Gas Equity Partners LP [Member] | Limited Partner [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary				77.80%
Public ownership interest in subsidiary				22.20%
Convertible Preferred Units [Member] | Western Gas Partners LP [Member]
Noncontrolling Interest [Line Items]
Units issued in private placement					22,000
Percentage of preferred units converted	50.00%
Proceeds from issuance of private placement					$ 687
Class C Units [Member] | Western Gas Partners LP [Member]
Noncontrolling Interest [Line Items]
Units issued in private placement				1,100	886	946
WES LP [Member] | Western Gas Partners LP [Member] | Limited Partner [Member] | Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary			2.00%
Anadarko Limited Partner Interest In WES Owned Through Other Subsidiaries [Member] | Western Gas Partners LP [Member] | Limited Partner [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary				9.70%
Western Gas Equity Partners, LP Ownership Interest in Western Gas Partners, LP [Member] | Western Gas Partners LP [Member] | Limited Partner [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary				29.60%
Western Gas Equity Partners, LP Ownership Interest in Western Gas Partners, LP [Member] | Western Gas Partners LP [Member] | Limited Partner [Member] | Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary			98.00%
Western Gas Equity Partners, LP Ownership Interest in Western Gas Partners, LP [Member] | Western Gas Partners LP [Member] | General Partner [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary				1.50%
Settled In Wgp Common Units [Member] | Equity Component of 7.5% Tangible Equity Units [Member]
Noncontrolling Interest [Line Items]
Shares issued (in shares)							8,200